Restricted Deposit	3 Months Ended
Mar. 31, 2023
Restricted Deposit [Abstract]
RESTRICTED DEPOSIT
6.	RESTRICTED DEPOSIT
As at March 31, 2023, restricted deposits consisted of $8,490 (December 31, 2022 - $8,489) held in a guaranteed investment certificate as collateral for a corporate credit card.